Business Combination - Schedule of Fair Value of Identifiable Assets and Assumed Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Jul. 28, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Property, plant and equipment		$ 2
Goodwill	$ 116	42	$ 76	$ 82
Technology [Member]
Business Acquisition [Line Items]
Intangible assets		6
In-process R&D [Member]
Business Acquisition [Line Items]
Intangible assets		40
AMS [Member]
Business Acquisition [Line Items]
Property, plant and equipment		2
Goodwill		42
Total net assets at fair value		90
Purchase consideration		90
AMS [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets		6
AMS [Member] | In-process R&D [Member]
Business Acquisition [Line Items]
Intangible assets		$ 40